Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax
Schedule of significant components of the company's deferred tax assets

	December 31,	December 31,
	2022	2021
Deferred tax asset
Organizational costs/Startup expenses	$328,378	$32,084
Unrealized gain	(132,872)	—
Federal Net Operating loss	—	3,904
Total deferred tax asset	195,506	35,988
Valuation allowance	(328,378)	(35,988)
Deferred tax asset (liability), net of allowance	$(132,872)	$—

Schedule of Income tax provision

	December 31,	December 31,
	2022	2021
Federal
Current	$269,319	$—
Deferred	(159,518)	—

State
Current	147	—
Deferred	—	—
Change in valuation allowance	292,390	—
Income tax provision	$402,338	—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Net operating loss utilization	—%	—%
Change in warrant liability	(21.3)%	(23.9)%
Warrant issuance costs	—%	2.0%
Change in valuation allowance	5.94%	0.9%
Income tax provision	5.62%	—%